Mineral Properties, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 22, 2025	Dec. 02, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Cash proceeds from sale of subsidiaries (Note 12)			$ 41	$ 307
Disposition (Note 12)			(8)
La Pepa
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest sold	80.00%
Cash proceeds from sale of subsidiaries (Note 12)	$ 40
Gains on disposals of investments	$ 7
La Arena
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest sold		100.00%
Cash proceeds from sale of subsidiaries (Note 12)		$ 307
Cash flows used for adjustments in losing control of subsidiary or other businesses			$ 31